-
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                                    811-249

Exact name of registrant as specified in charter:                      Delaware Group Equity Funds I

Address of principal executive offices:                                2005 Market Street
                                                                       Philadelphia, PA 19103

Name and address of agent for service:                                 David F. Connor, Esq.
                                                                       2005 Market Street
                                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:                    (800) 523-1918

Date of fiscal year end:                                               October 31

Date of reporting period:                                              January 31, 2006

Item 1.  Schedule of Investments.


Schedule of Investments (Unaudited)
Delaware Balanced Fund
January 31, 2006
                                                                                              Number of          Market
                                                                                              Shares             Value
Common Stock - 60.39%
Consumer Discretionary - 6.05%
Gap                                                                                               254,400         $4,602,096
Limited Brands                                                                                    212,700          5,032,482
Mattel                                                                                            305,000          5,032,500
                                                                                                                  ----------
                                                                                                                  14,667,078
                                                                                                                  ----------
Consumer Staples - 5.29%
B&G Foods                                                                                             500              7,390
ConAgra Foods                                                                                     216,600          4,490,118
Kimberly-Clark                                                                                     70,100          4,004,112
Safeway                                                                                           185,200          4,341,088
                                                                                                                  ----------
                                                                                                                  12,842,708
                                                                                                                  ----------
Energy - 5.68%
Chevron                                                                                            74,600          4,429,748
ConocoPhillips                                                                                     69,000          4,464,300
Exxon Mobil                                                                                        78,000          4,894,500
                                                                                                                  ----------
                                                                                                                  13,788,548
                                                                                                                  ----------
Financials - 14.67%
Allstate                                                                                           77,400          4,028,670
Aon                                                                                               123,500          4,226,170
Chubb                                                                                              47,800          4,509,930
Hartford Financial Services                                                                        52,300          4,300,629
*Huntington Bancshares                                                                            188,300          4,368,560
Morgan Stanley                                                                                     79,100          4,860,696
Wachovia                                                                                           86,700          4,753,761
Washington Mutual                                                                                 107,100          4,532,472
                                                                                                                  ----------
                                                                                                                  35,580,888
                                                                                                                  ----------
Health Care - 11.60%
*Abbott Laboratories                                                                              113,400          4,893,210
Baxter International                                                                              113,700          4,189,845
Bristol-Myers Squibb                                                                              197,900          4,510,141
Merck                                                                                             152,000          5,244,000
Pfizer                                                                                            189,100          4,856,088
Wyeth                                                                                              95,900          4,435,375
                                                                                                                  ----------
                                                                                                                  28,128,659
                                                                                                                  ----------
Industrials - 4.09%
+Foster Wheeler                                                                                        80              3,940
Union Pacific                                                                                      59,100          5,227,986
Waste Management                                                                                  148,500          4,689,630
                                                                                                                  ----------
                                                                                                                   9,921,556
                                                                                                                  ----------
Information Technology - 5.41%
Hewlett-Packard                                                                                   142,800          4,452,504
International Business Machines                                                                    52,400          4,260,120
+Xerox                                                                                            307,800          4,404,618
                                                                                                                  ----------
                                                                                                                  13,117,242
                                                                                                                  ----------
Materials - 1.68%
duPont (E.I.) deNemours                                                                           104,500          4,091,175
                                                                                                                  ----------
                                                                                                                   4,091,175
                                                                                                                  ----------
Telecommunications - 4.04%
AT&T                                                                                              195,900          5,083,605
Verizon Communications                                                                            148,700          4,707,842
                                                                                                                  ----------
                                                                                                                   9,791,447
                                                                                                                  ----------
Utilities - 1.88%
*Progress Energy                                                                                  104,400          4,553,928
                                                                                                                  ----------
                                                                                                                   4,553,928
                                                                                                                  ----------
Total Common Stock (cost $138,606,806)                                                                           146,483,229
                                                                                                                 ===========
                                                                                              Principal
                                                                                              Amount
Agency Asset-Backed Securities - 0.08%
oFannie Mae Grantor Trust Series 2004-T4 A2 3.93% 2/25/20                                     $    30,238             30,141
oFannie Mae Whole Loan Series 2002-W11 AV1 4.87% 11/25/32                                         157,832            157,857
                                                                                                                     -------

Total Agency Asset-Backed Securities (cost $188,292)                                                                 187,998
                                                                                                                     =======

Agency Collateralized Mortgage Obligations - 1.86%
Fannie Mae
   Series 1996-46 ZA 7.50% 11/25/26                                                               150,704            159,615
   Series 2003-122 AJ 4.50% 2/25/28                                                               150,631            147,504
   Series 2005-110 MB 5.50% 9/25/35                                                               340,000            341,529
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41                                          129,222            140,144
Fannie Mae Whole Loan
   Series 2004-W9 2A1 6.50% 2/25/44                                                               214,565            219,287
   Series 2004-W11 1A2 6.50% 5/25/44                                                              253,206            258,823
Freddie Mac
   Series 1730 Z 7.00% 5/15/24                                                                    119,899            125,299
   Series 2326 ZQ 6.50% 6/15/31                                                                   572,036            597,003
   Series 2480 EH 6.00% 11/15/31                                                                   91,739             91,839
   Series 2662 MA 4.50% 10/15/31                                                                  265,452            260,534
   Series 2872 GC 5.00% 11/15/29                                                                  200,000            195,423
   Series 2890 PC 5.00% 7/15/30                                                                   380,000            371,148
   Series 2915 KP 5.00% 11/15/29                                                                  220,000            215,123
   Series 3022 MB 5.00% 12/15/28                                                                  165,000            162,797
   Series 3063 PC 5.00% 2/15/29                                                                   360,000            354,235
Freddie Mac Reference Series R004 AL 5.125% 12/15/13                                              555,000            551,991
oFreddie Mac Structured Pass-Through Securities
   Series T-58 1A2 3.108% 5/25/35                                                                  59,491             59,199
   Series T-58 2A 6.50% 9/25/43                                                                   252,354            257,980
                                                                                                                  ----------
Total Agency Collateralized Mortgage Obligations (cost $4,576,675)                                                 4,509,473
                                                                                                                  ==========

Agency Mortgage-Backed Securities - 6.24%
Fannie Mae
   5.73% 12/1/08                                                                                  230,121            233,644
   6.50% 8/1/17                                                                                   156,646            160,513
Fannie Mae Relocation 30 yr
   5.00% 11/1/33                                                                                  166,624            162,771
   5.00% 1/1/34                                                                                   239,748            233,829
   5.00% 1/1/36                                                                                   105,000            102,244
Fannie Mae S.F. 15 yr
   4.50% 11/1/19                                                                                  557,198            542,572
   6.00% 4/1/17                                                                                   140,863            144,033
   6.00% 6/1/17                                                                                   135,418            138,465
Fannie Mae S.F. 15 yr TBA
   4.50% 3/1/21                                                                                 1,780,000          1,726,599
   5.00% 2/1/20                                                                                    45,000             44,452
Fannie Mae S.F. 20 yr 5.50% 8/1/25                                                                255,594            254,955
Fannie Mae S.F. 30 yr
   5.50% 3/1/29                                                                                   473,699            470,590
   5.50% 4/1/29                                                                                   555,635            551,989
   6.00% 8/1/35                                                                                   121,723            123,016
   6.00% 8/1/35                                                                                   170,718            172,532
   7.50% 6/1/31                                                                                   105,165            110,193
Fannie Mae S.F. 30 yr TBA
   5.00% 2/1/36                                                                                 2,020,000          1,951,824
   5.50% 2/1/36                                                                                 4,975,000          4,922,140
   6.50% 2/2/36                                                                                 1,065,000          1,091,958
oFreddie Mac ARM 3.732% 4/1/34                                                                    213,002            213,601
Freddie Mac Relocation 30 yr 5.00% 9/1/33                                                         680,310            666,066
Freddie Mac S.F. 15 yr 4.00% 2/1/14                                                               395,325            380,377
Freddie Mac S.F. 20 yr 5.50% 9/1/24                                                               465,292            464,711
Freddie Mac S.F. 30 yr
   6.50% 10/1/33                                                                                  120,046            123,047
   7.00% 11/1/33                                                                                  122,239            126,899
   8.50% 4/1/09                                                                                        21                 22
GNMA I S.F. 30 yr 7.50% 9/15/31                                                                    20,514             21,604
                                                                                                                  ----------
Total Agency Mortgage-Backed Securities (cost $15,205,255)                                                        15,134,646
                                                                                                                  ==========

Agency Obligations - 1.27%
Fannie Mae
 ^5.389% 10/9/19                                                                                  805,000            387,087
   6.25% 2/1/11                                                                                   745,000            785,244
Federal Home Loan Bank 4.25% 9/14/07                                                              995,000            986,753
Freddie Mac 4.75% 1/19/16                                                                         235,000            232,367
^Residual Funding Principal Strips 5.122% 10/15/19                                                 90,000             46,376
^Resolution Funding Corporation 5.24% 10/15/25                                                  1,670,000            639,640
                                                                                                                  ----------
Total Agency Obligations (cost $3,076,510)                                                                         3,077,467
                                                                                                                  ==========

Commercial Mortgage-Backed Securities - 2.48%
Bank of America Commercial Mortgage Securities
   Series 2004-5 A3 4.561% 11/10/41                                                               225,000            217,766
   Series 2005-1 A3 4.877% 11/10/42                                                               405,000            400,761
  oSeries 2005-2 A5 4.857% 7/10/43                                                                 70,000             67,891
#Bear Stearns Commercial Mortgage Securities
   Series 2004-ESA E 144A 5.064% 5/14/16                                                          260,000            259,777
oCommercial Mortgage Pass-Through Certificates
  #Series 2001-J1A A2 144A 6.457% 2/14/34                                                         177,284            185,237
   oSeries 2005-C6 A5A 5.116% 6/10/44                                                             110,000            108,751
#Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35                                         140,000            136,102
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35                      138,139            141,677
General Electric Capital Commercial Mortgage Trust
   Series 2002-1A A3 6.269% 12/10/35                                                              410,000            432,047
  *Series 2005-C2 A2 4.706% 5/10/43                                                               400,000            393,162
   Series 2005-C3 A3FX 4.863% 7/10/45                                                             115,000            113,610
  oSeries 2005-C4 A2 5.305% 11/10/45                                                              355,000            356,779
General Motors Acceptance Corporation Commercial Mortgage Securities
   Series 1998-C2 A2 6.42% 5/15/35                                                                388,859            399,251
Greenwich Capital Commercial Funding Series 2005-GG3 A2 4.305% 8/10/42                             35,000             34,010
#Hilton Hotel Pool Trust Series 2000 HLTA A1 144A 7.055% 10/3/15                                  107,679            112,543
JP Morgan Chase Commercial Mortgage Securities
   Series 2002-C1 A3 5.376% 7/12/37                                                               215,000            216,819
   Series 2003-C1 A2 4.985% 1/12/37                                                               362,000            357,203
  oSeries 2005-CB11 A4 5.335% 8/12/37                                                             415,000            415,644
LB-UBS Commercial Mortgage Trust
   Series 2002-C1 A4 6.462% 3/15/31                                                               320,000            341,176
   Series 2005-C5 A2 4.885% 9/15/30                                                               340,000            336,509
   Series 2006-C1 A2 5.084% 2/15/31                                                               100,000             99,719
Merrill Lynch Mortgage Trust
   oSeries 2004-BPC1 A3 4.467% 10/12/41                                                           155,000            149,184
   oSeries 2005-CIP1 B 5.101% 7/12/38                                                             115,000            113,201
  #Series 2005-GGP1 E 144A 4.33% 11/15/10                                                         105,000            103,562
  #Series 2005-GGP1 F 144A 4.35% 11/15/10                                                         105,000            103,511
Morgan Stanley Capital I Series 2005-HQ6 A2A 4.882% 8/13/42                                       160,000            158,288
#Tower Series 2004-2A A 144A 4.232% 12/15/14                                                      270,000            260,430
                                                                                                                   ---------
Total Commercial Mortgage-Backed Securities (cost $6,170,915)                                                      6,014,610
                                                                                                                   =========

Convertible Bonds - 0.00%
#Charter Communications 144A, 5.875% 11/16/09, exercise price $111.25,
    expiration date 11/16/09                                                                       10,000              7,075
                                                                                                                       -----
Total Convertible Bonds (cost $7,550)                                                                                  7,075
                                                                                                                       =====
Corporate Bonds - 11.80%
Banking - 1.47%
o#Banco Santander 144A 4.81% 12/9/09                                                              220,000            219,351
oBarclays Bank 6.278% 12/29/49                                                                     90,000             89,719
Citigroup 5.875% 2/22/33                                                                          270,000            275,902
Credit Suisse First Boston USA 6.125% 11/15/11                                                    290,000            302,820
o#HBOS 144A 5.92% 9/29/49                                                                         300,000            300,377
#Mizuho Financial Group 144A 5.79% 4/15/14                                                        140,000            143,613
Popular North America 4.25% 4/1/08                                                                325,000            318,498
Popular North America Capital Trust 6.564% 9/15/34                                                280,000            281,889
o#Rabobank Capital Funding II 144A 5.26% 12/29/49                                                 195,000            191,868
oRBS Capital Trust I 4.709% 12/29/49                                                              160,000            151,219
Regions Financial 6.375% 5/15/12                                                                  220,000            234,002
o#Resona Bank 144A 5.85% 9/29/49                                                                  195,000            194,200
o#Resona Preferred Global Securities Cayman 144A 7.191% 12/29/49                                  470,000            495,429
oWachovia Capital Trust III 5.80% 8/29/49                                                         360,000            361,124
                                                                                                                  ----------
                                                                                                                   3,560,011
                                                                                                                  ----------
Basic Industry - 0.35%
Abitibi-Consolidated
   6.95% 4/1/08                                                                                     4,000              3,960
  *7.875% 8/1/09                                                                                    5,000              4,900
*AK Steel 7.875% 2/15/09                                                                           15,000             14,850
Barrick Gold Finance 7.50% 5/1/07                                                                  95,000             97,755
Bowater 9.50% 10/15/12                                                                             25,000             25,875
#Codelco 144A 5.625% 9/21/35                                                                      185,000            180,787
Donohue Forest Products 7.625% 5/15/07                                                             10,000             10,150
Georgia-Pacific 9.50% 12/1/11                                                                      20,000             21,550
Gold Kist 10.25% 3/15/14                                                                           10,000             11,150
*Huntsman International 10.125% 7/1/09                                                              5,000              5,194
Lubrizol 4.625% 10/1/09                                                                           165,000            161,585
*Newpage 10.00% 5/1/12                                                                             15,000             15,225
Norske Skog Canada 8.625% 6/15/11                                                                  20,000             19,300
#Port Townsend Paper 144A 12.00% 4/15/11                                                           35,000             23,800
Potlatch 13.00% 12/1/09                                                                            15,000             17,859
*Rhodia
   8.875% 6/1/11                                                                                   11,000             11,275
   10.25% 6/1/10                                                                                   15,000             16,688
Smurfit Capital Funding 7.50% 11/20/25                                                             30,000             27,000
++Solutia 6.72% 10/15/37                                                                            30,000            24,525
Tembec Industries 8.625% 6/30/09                                                                   40,000             18,900
Vale Overseas 6.25% 1/11/16                                                                       120,000            120,600
Witco 6.875% 2/1/26                                                                                15,000             14,475
                                                                                                                     -------
                                                                                                                     847,403
                                                                                                                     -------
Brokerage - 0.66%
Amvescap 4.50% 12/15/09                                                                           320,000            312,846
*E Trade Financial 8.00% 6/15/11                                                                   25,000             26,125
Franklin Resources 3.70% 4/15/08                                                                  305,000            296,699
Goldman Sachs 6.345% 2/15/34                                                                      335,000            348,465
LaBranche & Company
   9.50% 5/15/09                                                                                   15,000             16,050
   11.00% 5/15/12                                                                                  20,000             22,300
Morgan Stanley
   4.75% 4/1/14                                                                                   200,000            190,632
   5.05% 1/21/11                                                                                  100,000             99,442
   5.375% 10/15/15                                                                                295,000            293,365
                                                                                                                     -------
                                                                                                                   1,605,924
                                                                                                                   ---------
Capital Goods - 0.30%
Aleris International 9.00% 11/15/14                                                                20,000             21,000
Allied Waste North America 9.25% 9/1/12                                                            27,000             29,363
*Armor Holdings 8.25% 8/15/13                                                                      20,000             21,700
Casella Waste Systems 9.75% 2/1/13                                                                 20,000             21,100
General Electric 5.00% 2/1/13                                                                     330,000            327,801
*Geo Subordinate 11.00% 5/15/12                                                                    30,000             29,100
*Graham Packaging 9.875% 10/15/14                                                                  20,000             19,900
*Interface 10.375% 2/1/10                                                                          10,000             10,925
Intertape Polymer 8.50% 8/1/14                                                                     15,000             14,850
*#Panolam Industrial 144A 10.75% 10/1/13                                                           10,000              9,525
York International 6.625% 8/15/06                                                                 225,000            226,490
                                                                                                                     -------
                                                                                                                     731,754
                                                                                                                     -------
Communications - 1.02%
oAdelphia Communications 8.125% 7/15/06                                                            25,000             16,375
Alaska Communications Systems 9.875% 8/15/11                                                       10,000             10,975
++Allegiance Telecom 11.75% 2/15/08                                                                15,000              3,975
American Cellular 10.00% 8/1/11                                                                    10,000             10,925
*American Tower 7.125% 10/15/12                                                                    15,000             15,638
BellSouth 4.20% 9/15/09                                                                           130,000            125,874
#CCH I LLC 144A 11.00% 10/1/15                                                                     30,000             24,825
*#Centennial Communications 144A 10.00% 1/1/13                                                      5,000              5,200
*Charter Communications Holdings
   11.125% 1/15/11                                                                                 25,000             13,375
   13.50% 1/15/11                                                                                  25,000             15,000
*Cincinnati Bell 8.375% 1/15/14                                                                    25,000             24,688
Comcast 6.50% 11/15/35                                                                             85,000             85,425
Cox Communications 4.625% 1/15/10                                                                 155,000            149,820
*CSC Holdings 10.50% 5/15/16                                                                       25,000             26,719
Dex Media East 12.125% 11/15/12                                                                     9,000             10,463
|_|(TM)Inmarsat Finance 10.375% 11/15/12                                                           30,000             25,163
*Insight Midwest 10.50% 11/1/10                                                                    40,000             42,350
iPCS 11.50% 5/1/12                                                                                 15,000             17,363
oIwo Escrow 8.35% 1/15/12                                                                          15,000             15,638
*Mail-Well 9.625% 3/15/12                                                                          10,000             10,775
MCI 7.688% 5/1/09                                                                                  25,000             25,844
*Mediacom Capital 9.50% 1/15/13                                                                    20,000             19,950
o#Qwest 144A 7.741% 6/15/13                                                                        25,000             27,094
#RH Donnelley 144A 8.875% 1/15/16                                                                  25,000             25,406
*Rural Cellular 9.875% 2/1/10                                                                      15,000             16,200
o*#Rural Cellular 144A 10.041% 11/1/12                                                             10,000             10,325
SBC Communications 4.125% 9/15/09                                                                 215,000            207,238
Sheridan Acquisition 10.25% 8/15/11                                                                 5,000              5,169
Sirius Satellite 9.625% 8/1/13                                                                     20,000             19,750
Sprint Capital
  4.78% 8/17/06                                                                                   225,000            224,732
   8.75% 3/15/32                                                                                  120,000            157,398
Telecom Italia Capital 4.00% 1/15/10                                                              200,000            190,161
*Telefonos de Mexico 4.50% 11/19/08                                                               310,000            303,839
Thomson 5.75% 2/1/08                                                                              130,000            131,453
Time Warner Entertainment 8.375% 3/15/23                                                           55,000             63,854
*Triton PCS 9.375% 2/1/11                                                                          15,000             10,125
*oUS LEC 12.716% 10/1/09                                                                           15,000             16,200
Verizon Wireless 5.375% 12/15/06                                                                  345,000            346,052
*XM Satellite Radio 12.00% 6/15/10                                                                 17,000             19,125
                                                                                                                      ------
                                                                                                                   2,470,481
                                                                                                                   ---------
Consumer Cyclical - 0.95%
Accuride 8.50% 2/1/15                                                                              20,000             20,000
Boyd Gaming 7.125% 2/1/16                                                                           5,000              4,988
*#CCM Merger 144A 8.00% 8/1/13                                                                     10,000              9,800
oCentex 4.50% 8/1/07                                                                              240,000            240,104
Corrections Corp of America 7.50% 5/1/11                                                           20,000             20,725
o*DaimlerChrysler NA Holdings 4.78% 10/31/08                                                      175,000            175,713
Ford Motor Credit
  *5.625% 10/1/08                                                                                 170,000            154,646
  *5.70% 1/15/10                                                                                  185,000            163,773
   6.625% 6/16/08                                                                                 220,000            207,127
Gaylord Entertainment 8.00% 11/15/13                                                               15,000             15,675
*General Motors Acceptance Corporation
   6.875% 9/15/11                                                                                 225,000            215,059
   8.00% 11/1/31                                                                                   10,000             10,224
Johnson Controls
   5.00% 11/15/06                                                                                 100,000             99,792
   5.25% 1/15/11                                                                                  230,000            229,549
*Landry's Restaurant 7.50% 12/15/14                                                                20,000             19,000
*Lodgenet Entertainment 9.50% 6/15/13                                                              30,000             32,550
#Majestic Star 144A 9.75% 1/15/11                                                                   5,000              5,138
Mandalay Resort Group 10.25% 8/1/07                                                                 5,000              5,350
*Metaldyne 10.00% 11/1/13                                                                          20,000             18,400
*#Neiman Marcus 144A 9.00% 10/15/15                                                                15,000             15,638
*O'Charleys 9.00% 11/1/13                                                                          20,000             20,500
Penn National Gaming 8.875% 3/15/10                                                                75,000             78,844
Royal Caribbean Cruises 7.25% 3/15/18                                                               5,000              5,432
Time Warner 8.18% 8/15/07                                                                         425,000            443,530
|_|(TM)Town Sports International 11.00% 2/1/14                                                     10,000              7,325
True Temper Sports 8.375% 9/15/11                                                                  15,000             13,725
#Uno Restaurant 144A 10.00% 2/15/11                                                                15,000             12,713
*Visteon 8.25% 8/1/10                                                                              10,000              8,475
Warnaco 8.875% 6/15/13                                                                             10,000             10,750
Warner Music Group 7.375% 4/15/14                                                                  20,000             20,050
Wheeling Island Gaming 10.125% 12/15/09                                                            25,000             26,281
                                                                                                                      ------
                                                                                                                   2,310,876
                                                                                                                   ---------
Consumer Non-Cyclical - 1.20%
#Accellent 144A 10.50% 12/1/13                                                                     15,000             15,750
Amgen 4.00% 11/18/09                                                                               34,000             32,892
Biovail 7.875% 4/1/10                                                                              25,000             25,969
Caremark Rx 7.375% 10/1/06                                                                        415,000            421,225
*Constellation Brands 8.125% 1/15/12                                                               10,000             10,525
*Cott Beverages 8.00% 12/15/11                                                                     20,000             20,550
#Doane Pet Care 144A 10.625% 11/15/15                                                              10,000             10,500
Fortune Brands 5.375% 1/15/16                                                                     115,000            113,170
#FTI Consulting 144A 7.625% 6/15/13                                                                30,000             31,200
HealthSouth 10.75% 10/1/08                                                                          5,000              4,963
Kraft Foods 4.125% 11/12/09                                                                       330,000            318,480
Kroger 6.375% 3/1/08                                                                              185,000            188,660
#Le-Natures 144A 10.00% 6/15/13                                                                    25,000             26,375
Medco Health Solutions 7.25% 8/15/13                                                              420,000            459,276
#Medtronic 144A 4.375% 9/15/10                                                                     25,000             24,427
*National Beef Packing 10.50% 8/1/11                                                               20,000             20,600
*Pilgrim's Pride 9.625% 9/15/11                                                                    10,000             10,650
Playtex Products 9.375% 6/1/11                                                                     20,000             21,125
Safeway 6.15% 3/1/06                                                                              180,000            179,951
Swift & Co 12.50% 1/1/10                                                                            5,000              4,825
Universal 6.50% 2/15/06                                                                           235,000            235,130
US Oncology 10.75% 8/15/14                                                                         20,000             22,200
UST 6.625% 7/15/12                                                                                185,000            194,034
|_|(TM)*Vanguard Health 11.25% 10/1/15                                                             20,000             14,700
#Warner Chilcott 144A 8.75% 2/1/15                                                                 25,000             24,625
WellPoint
   4.25% 12/15/09                                                                                 140,000            135,934
   5.85% 1/15/36                                                                                  115,000            114,912
Wyeth 5.50% 2/1/14                                                                                215,000            216,866
                                                                                                                     -------
                                                                                                                   2,899,514
                                                                                                                   ---------
Electric - 1.31%
oAlabama Power 4.75% 10/1/42                                                                      335,000            332,854
Avista
   7.75% 1/1/07                                                                                   120,000            122,462
   9.75% 6/1/08                                                                                    10,000             10,911
++Calpine 10.50% 5/15/06                                                                           15,000              6,300
++#Calpine 144A 9.90% 7/15/07                                                                      19,550             17,619
Constellation Energy 7.60% 4/1/32                                                                  65,000             77,841
oDominion Resources 4.819% 9/28/07                                                                185,000            185,161
Duke Capital 5.668% 8/15/14                                                                       200,000            200,883
#Dynegy Holdings 144A 10.125% 7/15/13                                                              25,000             28,344
FPL Group Capital 4.086% 2/16/07                                                                  235,000            232,718
Midwest Generation
   8.30% 7/2/09                                                                                    15,000             15,525
   8.75% 5/1/34                                                                                    15,000             16,500
NRG Energy 7.25% 2/1/14                                                                            25,000             25,469
Pepco Holdings 5.50% 8/15/07                                                                      255,000            256,096
#Power Contract Financing 144A
   5.20% 2/1/06                                                                                    74,529             74,529
   6.256% 2/1/10                                                                                  130,000            131,727
PSEG Funding Trust I 5.381% 11/16/07                                                              225,000            225,086
oSCANA 4.56% 3/1/08                                                                               230,000            230,318
Southern California Edison
  o4.555% 12/13/07                                                                                175,000            175,088
   6.00% 1/15/34                                                                                  205,000            213,510
   6.65% 4/1/29                                                                                   215,000            235,748
Southern Capital Funding 5.30% 2/1/07                                                             175,000            174,612
#Texas Genco 144A 6.875% 12/15/14                                                                  10,000             10,875
TXU Electric Delivery 7.00% 5/1/32                                                                145,000            163,172
#VeraSun Energy 144A 9.875% 12/15/12                                                                5,000              5,150
                                                                                                                       -----
                                                                                                                   3,168,498
                                                                                                                   ---------
Emerging Markets - 0.12%
*Southern Peru 7.50% 7/27/35                                                                      295,000            296,220
                                                                                                                     -------
                                                                                                                     296,220
                                                                                                                     -------
Energy - 0.57%
Bluewater Finance 10.25% 2/15/12                                                                   15,000             16,238
#Canadian Oil Sands 144A 4.80% 8/10/09                                                            145,000            142,521
#Hilcorp Energy 144A
  *7.75% 11/1/15                                                                                    5,000              5,119
   10.50% 9/1/10                                                                                    7,000              7,788
Nexen 5.875% 3/10/35                                                                              120,000            117,277
ONEOK 5.51% 2/16/08                                                                               160,000            160,756
oSecunda International 12.60% 9/1/12                                                               15,000             15,975
Talisman Energy
   5.125% 5/15/15                                                                                  90,000             88,243
   5.85% 2/1/37                                                                                   120,000            118,461
USX 9.125% 1/15/13                                                                                310,000            376,952
*Weatherford International 4.95% 10/15/13                                                         340,000            330,332
Whiting Petroleum 7.25% 5/1/13                                                                     10,000             10,213
                                                                                                                      ------
                                                                                                                   1,389,875
                                                                                                                   ---------
Finance Companies - 0.57%
American General Finance 4.875% 7/15/12                                                           165,000            160,231
FINOVA Group 7.50% 11/15/09                                                                        39,800             13,930
oHSBC Finance Capital Trust IX 5.911% 11/30/35                                                    200,000            200,823
International Lease Finance 4.625% 6/2/08                                                          10,000              9,893
Jefferies Group 6.25% 1/15/36                                                                      40,000             39,441
o#Premium Asset Trust Series 2005-2 144A 4.465% 2/2/07                                            125,000            124,785
Residential Capital
   6.125% 11/21/08                                                                                170,000            171,843
   6.375% 6/30/10                                                                                 147,000            150,829
  *6.875% 6/30/15                                                                                 485,000            522,182
                                                                                                                     -------
                                                                                                                   1,393,957
                                                                                                                   ---------
Industrial - Other - 0.04%
Adesa 7.625% 6/15/12                                                                               15,000             15,075
Foster Wheeler Series A 10.359% 9/15/11                                                             3,000              3,360
Interline Brands 11.50% 5/15/11                                                                    20,000             22,300
#Knowledge Learning 144A 7.75% 2/1/15                                                              25,000             24,000
|_|(TM)Mueller Holdings 14.75% 4/15/14                                                             30,000             23,100
*Trimas 9.875% 6/15/12                                                                             15,000             12,900
                                                                                                                      ------
                                                                                                                     100,735
                                                                                                                     -------
Insurance - 1.55%
#Farmers Insurance Exchange 144A
   6.00% 8/1/14                                                                                    20,000             20,185
   8.625% 5/1/24                                                                                  425,000            509,785
Marsh & McLennan
  o4.72% 7/13/07                                                                                   50,000             49,941
   5.15% 9/15/10                                                                                  175,000            173,486
  *5.375% 3/15/07                                                                                 245,000            244,953
   5.375% 7/15/14                                                                                  20,000             19,549
   5.75% 9/15/15                                                                                   91,000             91,160
MetLife
   5.00% 6/15/15                                                                                  120,000            117,491
   5.70% 6/15/35                                                                                   30,000             29,761
#Nationwide Mutual Insurance 144A 7.875% 4/1/33                                                   265,000            316,368
#Nippon Life Insurance 144A 4.875% 8/9/10                                                         255,000            250,805
oo#North Front Pass-Through Trust 144A 5.81% 12/15/24                                             500,000            498,455
o#Oil Insurance 144A 5.15% 8/15/33                                                                485,000            480,722
St. Paul Travelers 5.01% 8/16/07                                                                  195,000            194,517
oo#Twin Reefs Pass-Through Trust 144A 5.42% 12/31/49                                              400,000            400,410
Willis Group
   5.125% 7/15/10                                                                                 200,000            198,732
   5.625% 7/15/15                                                                                 160,000            159,994
                                                                                                                     -------
                                                                                                                   3,756,314
                                                                                                                   ---------
Natural Gas - 0.81%
o*Atmos Energy 4.975% 10/15/07                                                                    220,000            220,222
#Caithness Coso Fund 144A 5.489% 6/15/19                                                          165,000            161,623
*El Paso Natural Gas 7.625% 8/1/10                                                                 15,000             15,872
El Paso Production Holding 7.75% 6/1/13                                                            15,000             15,938
Enterprise Products Operating
   4.00% 10/15/07                                                                                 285,000            279,103
   4.625% 10/15/09                                                                                240,000            233,830
*Inergy Finance 6.875% 12/15/14                                                                    15,000             14,213
Sempra Energy
   4.621% 5/17/07                                                                                 350,000            347,775
  o4.84% 5/21/08                                                                                  260,000            260,708
Valero Logistics Operations 6.05% 3/15/13                                                         395,000            407,505
                                                                                                                     -------
                                                                                                                   1,956,789
                                                                                                                   ---------
Real Estate - 0.14%
American Real Estate Partners 8.125% 6/1/12                                                        10,000             10,500
BF Saul REIT 7.50% 3/1/14                                                                          20,000             20,550
Developers Diversified Realty 4.625% 8/1/10                                                       295,000            285,414
Tanger Properties 9.125% 2/15/08                                                                   20,000             21,335
                                                                                                                      ------
                                                                                                                     337,799
                                                                                                                     -------
Technology - 0.27%
*MagnaChip Semiconductor 8.00% 12/15/14                                                            15,000             14,588
Motorola 4.608% 11/16/07                                                                          430,000            427,038
#Oracle 144A 5.25% 1/15/16                                                                        180,000            177,596
Sanmina-SCI 10.375% 1/15/10                                                                         5,000              5,506
*#SunGard Data Systems 144A 10.25% 8/15/15                                                         20,000             20,200
*#Telcordia Technologies 144A 10.00% 3/15/13                                                       25,000             23,000
                                                                                                                      ------
                                                                                                                     667,928
                                                                                                                     -------
Transportation - 0.46%
*Continental Airlines 6.503% 6/15/11                                                              435,000            425,672
oCSX 4.561% 8/3/06                                                                                101,000            101,159
#Erac USA Finance 144A 7.35% 6/15/08                                                              450,000            470,605
|_|(TM)H-Lines Finance Holdings 11.00% 4/1/13                                                      22,000             18,370
#Hertz 144A 8.875% 1/1/14                                                                          10,000             10,375
Horizon Lines 9.00% 11/1/12                                                                         4,000              4,245
Kansas City Southern Railway 9.50% 10/1/08                                                         25,000             27,156
*OMI 7.625% 12/1/13                                                                                20,000             20,625
Seabulk International 9.50% 8/15/13                                                                15,000             16,800
Stena 9.625% 12/1/12                                                                               15,000             16,425
United AirLines 7.73% 7/1/10                                                                        4,996              4,948
                                                                                                                       -----
                                                                                                                   1,116,380
                                                                                                                  ----------
Total Corporate Bonds (cost $28,691,314)                                                                          28,610,458
                                                                                                                  ==========

Foreign Agencies - 0.10%
#Pemex Master Trust 144A 6.625% 6/15/35                                                           250,000            250,563
                                                                                                                     -------
Total Foreign Agencies (cost $247,816)                                                                               250,563
                                                                                                                     =======

Municipal Bonds - 1.25%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)                                        310,000            330,522
California State 5.00% 2/1/33                                                                     120,000            123,131
California State Economic Recovery Series A 5.25% 7/1/13                                          245,000            268,513
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)                              115,000            120,323
Colorado Department of Transportation Revenue Series B 5.00% 12/15/13 (FGIC)                      140,000            151,609
oForsyth, Montana Pollution Control Revenue (Portland General Project)
   Series A 5.20% 5/1/33                                                                          180,000            185,972
ss.Golden State, California Tobacco Securitization Corporation Settlement
   Series B 5.50% 6/1/43-13                                                                       210,000            233,531
Illinois State Taxable Pension 5.10% 6/1/33                                                       170,000            165,060
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29                     220,000            232,316
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                        290,000            312,542
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)                                  210,000            223,721
Oregon State Taxable Pension 5.892% 6/1/27                                                        200,000            213,596
West Virginia Economic Development Authority
   5.37% 7/1/20 (MBIA)                                                                            100,000            101,552
   6.07% 7/1/26                                                                                   360,000            375,749
                                                                                                                     -------
Total Municipal Bonds (cost $2,934,514)                                                                            3,038,137
                                                                                                                   =========

Non-Agency Asset Backed Securities - 2.17%
#Cendant Timeshare Receivables Funding Series 2004-1A A1 144A 3.67% 5/20/16                       183,165            177,966
Citibank Credit Card Issuance Trust Series 2003-A7 A7 4.15% 7/7/17                                260,000            243,889
Countrywide Asset-Backed Certificates
 #Series 2004-BC1N Note 144A 5.50% 4/25/35                                                         18,916             18,694
   Series 2004-S1 A2 3.872% 3/25/20                                                               280,000            275,102
  oSeries 2005-12 2A2 4.898% 2/25/36                                                              360,000            357,024
Credit-Based Asset Servicing and Securitization
   Series 2005-CB8 AF1B 5.451% 12/25/35                                                           279,517            279,043
#GSAA Trust Series 2004-4N Note 144A 6.25% 5/25/34                                                 42,348             42,242
oMerrill Lynch Mortgage Investors Series 2005-NCB A1A 5.451% 7/25/36                              154,124            153,889
Mid-State Trust
   Series 2004-1 A 6.005% 8/15/37                                                                  65,128             66,534
   Series 2011 A1 4.864% 7/15/38                                                                  123,223            116,842
oNovastar Home Equity Loan Series 2004-4 A2B 4.87% 3/25/35                                        430,000            430,603
oOption One Mortgage Loan Trust Series 2005-4 A3 4.79% 11/25/35                                   455,000            455,332
Renaissance Home Equity Loan Trust
   Series 2004-4 AF2 3.856% 2/25/35                                                               310,000            307,073
   Series 2005-4 A2 5.399% 2/25/36                                                                135,000            135,000
   Series 2005-4 A3 5.565% 2/25/36                                                                 85,000             85,000
oResidential Asset Mortgage Products
   Series 2004-RS12 AII2 4.76% 12/25/34                                                           475,000            475,501
   Series 2004-RZ2 AI3 4.30% 1/25/31                                                              250,000            247,258
oResidential Funding Mortgage Securities II Series 2005-HI2 A1 4.67% 5/25/35                      288,426            288,461
oSaxon Asset Securities Trust Series 2005-1 A2B 4.75% 5/25/35                                     345,000            345,243
Sharp Net Interest Margin Trust
 #Series 2003-HE1N 144A 6.90% 11/25/33                                                              5,782              5,772
   Series 2004-2N 7.00% 1/25/34                                                                    43,609             43,609
#Sierra Receivables Funding Company Series 2003-2A A1 144A 3.03% 12/15/15                         152,012            147,518
Structured Asset Securities
   Series 2001-SB1 A2 3.375% 8/25/31                                                              217,196            200,590
   Series 2004-16XS A2 4.91% 8/25/34                                                              362,213            360,728
                                                                                                                     -------
Total Non-Agency Asset Backed Securities (cost $5,275,490)                                                         5,258,913
                                                                                                                   =========

Non-Agency Collateralized Mortgage Obligations - 6.19%
oAmerican Home Mortgage Investment Trust Series 2004-2 4A2 3.63% 2/25/44                           88,383             88,195
Bank of America Alternative Loan Trust
   Series 2003-10 2A1 6.00% 12/25/33                                                              448,662            450,906
   Series 2004-2 1A1 6.00% 3/25/34                                                                321,189            322,795
   Series 2005-3 2A1 5.50% 4/25/20                                                                240,290            240,740
   Series 2005-5 2CB1 6.00% 6/25/35                                                               241,694            240,771
   Series 2005-9 5A1 5.50% 10/25/20                                                               274,967            273,709
Bank of America Mortgage Securities
  oSeries 2003-D 1A2 3.428% 5/25/33                                                                14,920             14,921
  oSeries 2003-I 2A4 3.828% 10/25/33                                                              536,924            532,484
   Series 2005-9 2A1 4.75% 10/25/20                                                               367,931            358,233
  oSeries 2005-F 2A3 4.731% 7/25/35                                                               383,036            376,895
  oSeries 2005-I 2A1 4.887% 10/25/35                                                              280,060            276,110
oBear Stearns Adjustable Rate Mortgage Trust Series 2005-7 1A2 4.75% 8/25/35                      121,618            118,825
Bear Stearns Asset Backed Securities Series 2005-AC8 A5 5.50% 11/25/35                            345,346            342,251
Chase Mortgage Finance Corporation Series 2003-S8 A2 5.00% 9/25/18                                534,920            526,380
Countrywide Alternative Loan Trust
   Series 2004-28CB 6A1 6.00% 1/25/35                                                             116,932            117,139
  oSeries 2004-J7 1A2 4.673% 8/25/34                                                              238,884            237,601
  oSeries 2005-63 3A1 5.909% 11/25/35                                                             386,097            388,027
   Series 2006-1 PT1 6.00% 1/1/36                                                                 170,000            169,469
   Series 2006-2CB A3 5.50% 3/25/36                                                               260,000            260,520
Credit Suisse First Boston Mortgage Securities
   Series 2003-29 5A1 7.00% 12/25/33                                                              162,429            165,170
   Series 2004-1 3A1 7.00% 2/25/34                                                                 87,126             88,469
First Horizon Alternative Mortgage Securities Series 2004-FA1 1A1 6.25% 10/25/34                  340,534            343,326
First Horizon Asset Securities
   Series 2003-5 1A17 8.00% 7/25/33                                                               113,196            119,173
  oSeries 2004-AR5 4A1 5.686% 10/25/34                                                            206,393            205,040
#GSMPS Mortgage Loan Trust 144A
   Series 1998-3 A 7.75% 9/19/27                                                                  101,739            106,764
   Series 1999-3 A 8.00% 8/19/29                                                                  170,229            179,797
   Series 2005-RP1 1A3 8.00% 1/25/35                                                              189,092            200,563
   Series 2005-RP1 1A4 8.50% 1/25/35                                                               99,759            107,401
oIndymac Index Mortgage Loan Trust Series 2005-AR25 1A21 5.908% 12/25/35                          290,776            293,323
oJP Morgan Mortgage Trust
   Series 2005-A2 2A1 4.727% 4/25/35                                                              152,075            151,172
   Series 2005-A6 1A2 5.154% 9/25/35                                                              375,000            371,068
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35                                            307,651            308,732
oMASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2 2.909% 12/25/33                          313,304            311,934
MASTR Alternative Loans Trust
   Series 2003-6 3A1 8.00% 9/25/33                                                                 63,485             64,698
   Series 2005-3 7A1 6.00% 4/25/35                                                                319,694            320,320
#MASTR Reperforming Loan Trust 144A
   Series 2005-1 1A5 8.00% 8/25/34                                                                268,341            284,050
   Series 2005-2 1A4 8.00% 5/25/35                                                                237,735            251,850
#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.15% 7/25/35                                 204,890            202,493
oMLCC Mortgage Investors Series 2005-1 1A 4.742% 4/25/35                                          202,620            201,480
Nomura Asset Acceptance Series 2005-WF1 2A2 4.786% 3/25/35                                        390,000            384,662
Prime Mortgage Trust
   Series 2004-2 A2 4.75% 11/25/19                                                                282,921            273,943
   Series 2004-CL1 1A1 6.00% 2/25/34                                                              144,733            144,642
Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 11/25/31                                                              167,244            170,597
   Series 2004-SL4 A3 6.50% 7/25/32                                                               196,244            200,309
   Series 2005-SL1 A2 6.00% 5/25/32                                                               274,943            280,899
oStructured Adjustable Rate Mortgage Loan Trust
   Series 2004-18 5A 5.50% 12/25/34                                                               210,647            209,726
   Series 2005-3XS A2 4.78% 1/25/35                                                               310,000            310,193
Structured Asset Securities
  oSeries 2002-22H 1A 6.983% 11/25/32                                                              86,575             88,047
   Series 2004-12H 1A 6.00% 5/25/34                                                               308,762            308,955
oThornburg Mortgage Securities Trust 2005-3 A1 4.76% 10/25/35                                     330,101            330,428
oWashington Mutual Alternative Mortgage Pass-Through Certificates
   Series 2005-9 3CB 5.50% 10/25/20                                                               304,032            302,673
Washington Mutual
  oSeries 2003-AR4 A7 3.95% 5/25/33                                                               142,577            139,374
  oSeries 2003-AR9 1A7 4.053% 9/25/33                                                             217,582            212,966
   Series 2004-CB3 4A 6.00% 10/25/19                                                              420,002            427,746
  oSeries 2005-AR3 A1 4.65% 3/25/35                                                               348,586            342,831
Wells Fargo Mortgage Backed Securities Trust
  oSeries 2004-I 1A1 3.39% 7/25/34                                                                351,459            350,211
  oSeries 2004-T A1 3.451% 9/25/34                                                                254,749            254,971
   Series 2005-12 1A7 5.50% 11/25/35                                                              387,700            376,554
   Series 2005-17 1A2 5.50% 1/25/36                                                               303,083            294,322
                                                                                                                     -------
Total Non-Agency Collateralized Mortgage Obligations (cost $15,198,795)                                           15,016,843
                                                                                                                  ==========
U.S. Treasury Obligations - 4.19%
*^U.S. Treasury Bill 3.715% 3/30/06                                                               495,000            492,088
*U.S. Treasury Bond 5.375% 2/15/31                                                                785,000            864,420
U.S. Treasury Inflation Index Notes
80.875% 4/15/10                                                                                   422,545            405,098
   1.875% 7/15/15                                                                                 116,857            115,748
   2.00% 7/15/14                                                                                  419,428            420,297
   2.00% 1/15/16                                                                                  268,877            269,202
   2.00% 1/15/26                                                                                  194,189            193,899
   3.00% 7/15/12                                                                                1,082,801          1,153,310
   3.625% 4/15/28                                                                                 103,873            134,478
U.S. Treasury Notes
 *4.125% 8/15/10                                                                                2,220,000          2,186,095
   4.375% 1/31/08                                                                                 125,000            124,678
 *4.375% 11/15/08                                                                                  70,000             69,814
   4.375% 12/15/10                                                                                130,000            129,299
 *4.50% 11/15/15                                                                                  685,000            683,635
   5.375% 2/15/31                                                                               1,825,000          2,009,639
^*U.S. Treasury Strip 4.20% 11/15/13                                                            1,315,000            922,753
                                                                                                                     -------
Total U.S. Treasury Obligations (cost $10,172,698)                                                                10,174,453
                                                                                                                  ==========
                                                                                              Number of
                                                                                              Shares
Preferred Stock - 0.05%
Nexen 7.35%                                                                                         4,520            115,938
                                                                                                                     -------
Total Preferred Stock (cost $113,000)                                                                                115,938
                                                                                                                     =======

                                                                                              Principal
                                                                                              Amount
Repurchase Agreements - 6.53%
With BNP Paribas 4.37% 2/1/06
(dated 1/31/06, to be repurchased at $9,282,127,
collateralized by $4,366,000 U.S. Treasury Notes
2.00% due 5/15/06, market value $4,355,253,
$2,048,000 U.S. Treasury Notes 2.375% due 8/15/06,
market value $2,046,701 and $3,095,000 U.S. Treasury
Notes 2.625% due 11/15/06, market value $3,067,446)                                            $9,281,000          9,281,000

With Cantor Fitzgerald 4.36% 2/1/06 (dated 1/31/06, to be repurchased at
$6,550,793, collateralized by $508,000 U.S. Treasury Bills due 6/22/06, market value $498,873, $2,993,000, U.S. Treasury Notes 3.50% due 11/15/06, market value
$2,990,523 and $3,275,000 U.S. Treasury Notes 3.625% due 7/15/09,
market value $3,193,429)                                                                        6,550,000          6,550,000
                                                                                                                   ---------
Total Repurchase Agreements (cost $15,831,000)                                                                    15,831,000
                                                                                                                  ==========

Total Market Value of Securities Before Securities Lending Collateral - 104.60%
   (cost $246,296,630)                                                                                           253,710,803

Securities Lending Collateral** - 4.07%
Short-Term Investments
Fixed Rate Notes - 0.97%
Citigroup Global Markets 4.54% 2/1/06                                                           2,226,691          2,226,691
Washington Mutual 4.54% 3/28/06                                                                   125,136            125,136
                                                                                                                     -------
                                                                                                                   2,351,827
                                                                                                                   ---------
oVariable Rate Notes - 3.10%
ANZ National 4.40% 2/28/07                                                                         62,568             62,568
Australia New Zealand 4.49% 2/28/07                                                               312,838            312,838
Bank of America 4.57% 2/23/07                                                                     406,690            406,690
Bank of New York 4.39% 2/28/07                                                                    250,271            250,271
Bank of the West 4.36% 3/2/06                                                                     312,838            312,838
Bayerische Landesbank 4.54% 8/25/06                                                               312,838            312,838
Bear Stearns 4.48% 7/31/06                                                                        375,406            375,406
Beta Finance 4.58% 4/18/06                                                                        312,839            312,831
Canadian Imperial Bank 4.49% 2/28/07                                                              156,419            156,419
CDC Financial Products 4.60% 2/28/06                                                              406,690            406,690
Citigroup Global Markets 4.57% 2/7/06                                                             406,690            406,690
Commonwealth Bank Australia 4.49% 2/28/07                                                         312,838            312,838
Credit Suisse First Boston New York 4.46% 4/18/06                                                 337,866            337,866
Goldman Sachs 4.64% 1/31/07                                                                       406,690            406,690
Manufacturers & Traders 4.52% 9/26/06                                                             312,839            312,788
Marshall & Ilsley Bank 4.45% 2/28/07                                                              344,122            344,122
Merrill Lynch Mortgage Capital 4.60% 2/7/06                                                       281,555            281,555
Morgan Stanley 4.68% 1/31/07                                                                      387,920            387,920
Nordea Bank Norge ASA 4.42% 2/28/07                                                               312,839            312,839
Procter & Gamble 4.46% 2/28/07                                                                    312,839            312,839
Royal Bank of Scotland 4.48% 2/28/07                                                              312,839            312,839
Sigma Finance 4.58% 3/16/06                                                                        93,852             93,855
Societe Generale New York 4.36% 2/28/07                                                           156,419            156,419
Toyota Motor Credit 4.55% 6/23/06                                                                 312,839            312,854
Wells Fargo 4.46% 2/28/07                                                                         312,839            312,839
                                                                                                                     -------
                                                                                                                   7,514,342
Total Securities Lending Collateral                                                                                ---------
   (cost $9,866,169)                                                                                               9,866,169
                                                                                                                   =========

Total Market Value of Securities - 108.67%
   (cost $256,162,799)                                                                                           263,576,972
Obligation to Return Securities Lending Collateral - (4.07%)                                                    (9,866,169)o
Liabilities Net of Receivables and Other Assets (See Notes) - (4.60%)                                           (11,157,760)
                                                                                                                ------------
Net Assets Applicable to 14,537,747 Shares Outstanding - 100.00%                                                $242,553,043
                                                                                                                ============

* Fully or partially on loan.
** See Note 6 in "Notes."
o Includes $12,671,810 of securities loaned.
+ Non-income producing security for the period ended January 31, 2006.
++ Non-income producing security. Security is currently in default.
o Security is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
o Variable rate securities. The interest rate shown is the rate as of January 31, 2006.
# Security exempt from registration under Rule 144A of the Securities Act of 1933. At January 31, 2006, the aggregate amount of Rule 144A securities equals $9,084,462, which represented 3.75% of the Fund's net assets. See Note 6 in "Notes."
|_| (TM)Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
8 Fully or partially pledged as collateral for financial futures contracts.
o Pass Through Agreement - Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes. ss.Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in "Notes."

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security assurance
GNMA - Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
REIT - Real Estate Investment Trust
S.F. - Single Family
TBA - To be announced
yr. - Year

The following futures contracts were outstanding at January 31, 2006:

Futures Contracts(1)

        Contracts                       Notional                Notional                Expiration              Unrealized
         to Sell                        Proceeds                 Value                     Date                Appreciation
         -------                        --------                 -----                     ----                ------------

(1) U.S. Treasury 5 year Notes         $(106,403)              $(105,734)                3/31/06                 $   669
(38) U.S. Treasury 10 year Notes      (4,145,567)             (4,120,625)                3/31/06                  24,942
(4) U.S. Treasury long Bonds            (452,543)               (451,375)                3/31/06                   1,168
                                                                                                                   -----
                                                                                                                 $26,779
                                                                                                                 =======

The use of futures contracts involves elements of market risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, where only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1)See Note 3 in "Notes."

--------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds I - Delaware Balanced Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes have been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                                 $246,703,123
                                                    ------------
Aggregate unrealized appreciation                     13,626,148
Aggregate unrealized depreciation                     (6,618,468)
                                                    ------------
Net unrealized appreciation                         $  7,007,680
                                                    ------------

For federal income tax purposes, at October 31, 2005, capital loss carryforwards of $40,583,105 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $34,801,197 expires in 2010, and $5,781,908 expires in 2011.

3. Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JP Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. treasury obligations, the Fund receives a fee from the security lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of such allocation to the security lending agent and the borrower.

At January 31, 2006, the market value of securities on loan was $12,671,810, for which the Fund received securities collateral, comprised of U.S. government obligations valued at $2,971,808, and cash collateral of $9,700,002. Investments purchased with cash collateral are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

5. Swap Agreements
During the period ended January 31, 2006, the Fund entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement. No swap agreements were outstanding at January 31, 2006.

6. Credit and Market Risk
The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at that time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, Standard & Poor's Ratings Group, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to the Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At January 31, 2006, no securities have been determined to be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been denoted on the Schedule of Investments

Item 2. Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1.   I have reviewed this report on Form N-Q of Delaware Group Equity Funds I;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

/s/ Jude T. Driscoll
-----------------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    March 30, 2006

                                  CERTIFICATION
                                  -------------

I, Michael P. Bishof, certify that:

1.   I have reviewed this report on Form N-Q of Delaware Group Equity Funds I:

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


/s/  Michael P. Bishof
-----------------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    March 30, 2006

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP EQUITY FUNDS I

/s/  Jude T. Driscoll
--------------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    March 30, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/  Jude T. Driscoll
--------------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    March 30, 2006


/s/  Michael P. Bishof
--------------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    March 30, 2006